Annual Total Returns- Invesco Treasury Obligations Portfolio (Corporate) [BarChart] - Corporate - Invesco Treasury Obligations Portfolio - Corporate Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.02%	0.03%	0.03%	0.10%	0.15%	0.67%	1.68%	2.01%	0.37%